Financial Instruments (Details) - DevvStream Corp. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
Credit Risk [Member]
Financial Instruments [Line Items]
Carrying value of financial assets	$ 2,804,470	$ 10,592,093
Liquidity Risk [Member]
Financial Instruments [Line Items]
Cash	815,707	3,446,111
Current liabilities	$ 23,334,157	$ 11,847,575
Financial instruments contractual obligations period	1 year	1 year